Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Number of Common Shares
Number of common shares

	2019	2018
Common shares, beginning of year	488,851,433	431,765,935
Public offering (a)(i) and (a)(ii)	28,009,341	50,041,624
Dividend reinvestment plan (a)(iii)	6,068,465	5,880,843
Exercise of share-based awards (c)	1,274,655	1,106,105
Conversion of convertible debentures (note 12(h))	19,429	56,926
Common shares, end of year	524,223,323	488,851,433

Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2019 and 2018:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

Share-Based Compensation Expense
For the year ended December 31, 2019, APUC recorded $10,553 (2018 - $9,458) in total share-based compensation expense detailed as follows:

	2019	2018
Share options	$1,288	$2,054
Director deferred share units	798	714
Employee share purchase	322	312
Performance and restricted share units	8,145	6,378
Total share-based compensation	$10,553	$9,458

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2019		2018
Risk-free interest rate	1.9%		2.1%
Expected volatility	20%		21%
Expected dividend yield	4.3%		4.8%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	1.66	C$	1.41

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2018	6,738,856	C$	11.18	6.32	C$	19,380
Granted	1,166,717	12.80		8.00	—
Exercised	(1,589,211)	10.66		5.02	5,059
Forfeited	(23,720)	12.80		—	—
Balance, December 31, 2018	6,292,642	C$	11.61	5.75	C$	13,342
Granted	1,113,775	14.96		8.00	—
Exercised	(3,882,505)	11.23		4.45	6,225
Forfeited	—	—		—	—
Balance, December 31, 2019	3,523,912	C$	13.09	5.87	C$	18,609
Exercisable, December 31, 2019	1,735,241	C$	12.57	5.43	C$	14,559

Performance Stock Units	.
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2018	955,028	C$	12.30	1.84	C$	13,428
Granted, including dividends	791,524	12.41		2.00	10,098
Exercised	(285,551)	10.02		—	3,691
Forfeited	(68,869)	13.02		—	—
Balance, December 31, 2018	1,392,132	C$	12.75	1.60	C$	19,114
Granted, including dividends	1,471,442	14.69		2.00	16,302
Exercised	(344,340)	11.55		—	5,148
Forfeited	(107,191)	13.84		—	—
Balance, December 31, 2019	2,412,043	C$	14.00	1.86	C$	44,309
Exercisable, December 31, 2019	743,787	C$	13.21	—	C$	13,663

(v)	Bonus deferral RSUs
During 2018, the Company introduced a new bonus deferral RSU program to certain of its employees. Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. The RSUs provide for settlement in shares, and therefore these options are accounted for as equity awards. The RSUs granted are 100% vested and therefore, compensation expense associated with RSUs is recognized immediately upon issuance.

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(vi)	Bonus deferral RSUs
A summary of the bonus deferral RSUs follows